Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 128,796	¥ 175,935
Troubled debt restructurings, Post-modification outstanding recorded investment		88,753	163,908
Troubled debt restructurings that subsequently defaulted, Recorded Investment		12,010	6,176
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		1,607
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		1,607
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	80,840	126,396
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	41,062	114,557
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,862	2,780
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	51,128	77,675
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	11,350	65,836
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,235	1,271
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,700	3,824
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,700	3,824
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	6	14
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,975	6,714
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,975	6,714
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	745	119
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	6,175	9,881
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	6,175	9,881
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	486	263
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	14,148	24,060
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	14,148	24,060
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	¥ 336	¥ 884
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	¥ 232	¥ 1,763
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	232	1,763
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		115
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	666	1,277
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	666	1,277
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	40
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	816	1,202
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	816	1,202
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	14	114
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	4,272	1,664
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	4,272	1,664
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	10,865	15,831
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	10,865	15,831
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	151	90
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	8,715	9,689
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	8,541	9,559
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,385	1,848
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	15,100	11,507
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	15,100	11,476
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,491	1,458
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	9,004	9,241
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	8,913	¥ 9,214
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 3,121

[1]	For the six months ended September 30, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card and Krungsri segments and payment deferrals was the primary concession type in the MUAH segment. For the six months ended September 30, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.